Contract liabilities (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Contract Liabilities
Contract liabilities	$ 3,233,089	$ 117,191
Contract liabilities, balance at the beginning of year	$ 3,233,089	$ 117,191	$ 241,008	$ 219,701